INTANGIBLE FIXED ASSETS NON-CURRENT - Movement in fair value in crypto assets (Details) - Digital Assets $ in Thousands	Dec. 31, 2025 item	Dec. 31, 2024 USD ($) item
INTANGIBLE ASSETS NON CURRENT
Intangible fixed assets		$ 141
Polkadot - DOT
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item	182	182
Intangible fixed assets		$ 1
NFT
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item	211	211
Intangible fixed assets		$ 1
USDC (stable coin - fixed to USD)
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item		31,710
Intangible fixed assets		$ 32
Other tokens and other digital assets
INTANGIBLE ASSETS NON CURRENT
Intangible fixed assets		$ 107